Plant and equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Plant and equipment
Plant and equipment

December 31, 2014	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$142,052	$42,292	$99,760
Major component parts in use	112,645	55,895	56,750
Other equipment	41,739	18,758	22,981
Licensed motor vehicles	24,247	20,763	3,484
Office and computer equipment	9,355	8,216	1,139
Buildings	2,791	2,606	185
Assets under capital lease	101,606	25,007	76,599
	$434,435	$173,537	$260,898

December 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$251,872	$96,038	$155,834
Major component parts in use	60,484	23,472	37,012
Other equipment	27,594	11,511	16,083
Licensed motor vehicles	25,911	22,474	3,437
Office and computer equipment	13,846	11,882	1,964
Buildings	4,691	2,650	2,041
Leasehold improvements	9,946	6,187	3,759
Assets under capital lease	72,627	14,782	57,845
	$466,971	$188,996	$277,975

Assets under capital lease are comprised predominately of heavy equipment and licensed motor vehicles.
During the year ended December 31, 2014, additions to plant and equipment included $39,492 of assets that were acquired by means of capital leases (2013 – $13,812). Depreciation of equipment under capital lease of $12,108 (2013 – $6,694) was included in depreciation expense in the current year.